Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.48

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2024110329	XXX	XXX	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	Credit	Credit/Mtg History	Waived	C	B	C	B	XXX	Credit report date greater than transaction date	No	According to the underwriting guidelines, the minimum required Fico for the program is XXX. The credit report provided dated XXX reflects a qualifying Fico of XXX. XXX requested the use of the post closing credit report.	(No Data)	An exception dated XXX was provided for the credit score on the outdated credit report.	(No Data)	Not Applicable	XXX: LTV below guideline requirements
- XXX Comments:  LTV is XXX%. Max allowed LTV is XXX%.

XXX: Verified cash reserves exceed guidelines
- XXX Comments:  Guidelines require XXX months reserves ($XXX). Total reserves verified in the amount of $XXX4 (XXX months).